Cover	May 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 29, 2025
Entity Registrant Name	BANDWIDTH INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38285
Entity Tax Identification Number	56-2242657
Entity Address, Address Line One	2230 Bandmate Way
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27607
City Area Code	(800)
Local Phone Number	808-5150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	BAND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001514416